Document and Entity Information	Jan. 25, 2016
Prospectus:
Document Type	497
Document Period End Date	Jan. 25, 2016
Registrant Name	Dreyfus BNY Mellon Funds, Inc.
Central Index Key	0001591556
Amendment Flag	false
Document Creation Date	Jan. 25, 2016
Document Effective Date	Jan. 25, 2016
Prospectus Date	Nov. 26, 2014
Dreyfus Emerging Markets Debt U.S. Dollar Fund | Class A
Prospectus:
Trading Symbol	DMEAX
Dreyfus Emerging Markets Debt U.S. Dollar Fund | Class C
Prospectus:
Trading Symbol	DMMCX
Dreyfus Emerging Markets Debt U.S. Dollar Fund | Class I
Prospectus:
Trading Symbol	DMEIX
Dreyfus Emerging Markets Debt U.S. Dollar Fund | Class Y
Prospectus:
Trading Symbol	DMEYX